Finance Income and Expenses – Interest for Present Value of Financial Assets or Liabilities (Details) - Schedule of financial expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest expense on:
- Bank loans	S/ 64,010	S/ 55,290	S/ 58,548
- Bonds	34,844	36,830	26,771
- Loans from third parties	6,345	12,642	12,612
- Financial lease right-of-use	4,505	3,982	4,259
- Financial lease	474	862	1,187
Commissions and collaterals	22,389	23,034	28,083
Interest from Tax Administration	16,326	14,236	4,827
Exchange difference loss, net	269	47,211	3,766
Factoring expenses	1,973	93	722
Other financial expenses	5,339	2,235	1,028
Financial income expenses	S/ 156,474	S/ 196,415	S/ 141,803